Term Deposits - Schedule of Term Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Term Deposit [Abstract]
Term deposits	$ 202,674	$ 264,185
Non-current	5,618	6
Current	197,056	264,179
Total	$ 202,674	$ 264,185